Touchstone Dynamic Large Cap Growth Fund Investment Strategy - Touchstone Dynamic Large Cap Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization growth U.S. listed companies. The Fund’s 80% policy is a nonfundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.For purposes of the Fund, a large capitalization growth company will typically be a company that is a constituent of the Russell 1000® Growth Index at the time of purchase. Constituent companies of the Russell 1000® Growth Index have a market capitalization between approximately $2.5 billion and $4.8 trillion, as of June 30, 2026. The constituent companies of the Russell 1000® Growth Index will change with market conditions.The Fund’s sub-adviser, Los Angeles Capital Management LLC (“Los Angeles Capital”), employs a quantitative investment process for security selection and risk management. Los Angeles Capital’s Dynamic Alpha Stock Selection Model® (the “Model”) is a proprietary quantitative model used to build equity portfolios that adapt to market conditions. The Model considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Los Angeles Capital believes that investor attitudes towards key investment risks change over the course of a market cycle and are a key determinant in explaining security returns. Utilizing these characteristics, Los Angeles Capital seeks to construct a forward-looking portfolio designed to manage risk and adapt to changing market conditions.By including fundamental data inputs measuring a company’s valuation, earnings, financial, market, and management characteristics for a universe of U.S. equity securities and, through the use of statistical tools, the Model estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Return forecasts are developed through a three-step process. ●First, the research process measures each security’s exposure to different risk factors through an analysis of financial statements, earnings forecasts, and statistical properties of historic stock returns. ●Second, the Model determines the “risk premium” or price of each risk factor through a rigorous attribution and statistical analysis of the returns related to each of the risk factors over the recent past. ●Third, return forecasts are developed by combining each company’s exposure with the “risk premium” associated with each risk factor. Risk factors taken into account can change over time. Security weights are assigned through an integrated optimization process that is model driven, which identifies the portfolio with the highest expected return for an acceptable level of risk. The Fund’s portfolio is rebalanced periodically using the quantitative Model. Los Angeles Capital seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it may sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company’s merits. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts will change accordingly. The Fund's portfolio will typically hold up to 120 securities at time of rebalance. The Fund’s portfolio will be rebalanced periodically to reflect changes in investor preferences as measured by Los Angeles Capital’s factor forecasts. If a security no longer has the risk characteristics Los Angeles Capital believes investors are favoring, Los Angeles Capital may sell that stock. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts for these and other factors will change accordingly. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.